Income Taxes (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2011	Dec. 31, 2010 CNY	Jun. 30, 2013 Prc Resident Companies [Member]	Jun. 30, 2013 Hong Kong Resident Companies [Member]	Jun. 30, 2013 New Zealand Resident Companies [Member]	Jun. 30, 2013 Australian Resident Companies [Member]	Jun. 30, 2013 Uruguay Resident Companies [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%	16.50%	28.00%	30.00%	25.00%
Income From Business Percentage					19.00%
Duty On Net Worth Of Entity											1.50%
Dividend Distribution Tax							10.00%
Deferred tax assets		$ 20,000,000	122,800,000
Valuation allowance		12,500,000	76,700,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	353,000	50,000	309,000	300,000		686,000
Unrecognized Tax Benefits, Income Tax Penalties Expense	108,000	18,000	108,000	0		827,000
Unrecognized Tax Benefit, Income Tax Penalties and Interest Expenses	3,400,000	600,000	3,900,000	3,700,000
Deferred Tax Assets, Net	41,815,000	7,520,000	46,156,000	74,350,000
Deferred Tax Assets, Gross, Current		10,400,000	63,700,000
Deferred Tax Liabilities, Gross, Noncurrent		$ 2,900,000	17,500,000